Debt - Narrative (Details) - USD ($)		12 Months Ended
	Jan. 15, 2026	Apr. 24, 2026	Jul. 31, 2026	Apr. 25, 2025
Line of Credit Facility [Line Items]
Supplier financing liability		$ 15,000,000	$ 10,000,000	$ 25,000,000
Supplier Finance Program, Obligation, Statement of Financial Position [Extensible Enumeration]		Accounts payable		Accounts payable
Medtronic Diabetes Business
Line of Credit Facility [Line Items]
Supplier financing liability		$ 9,000,000
Line of Credit | Revolving Credit Facility
Line of Credit Facility [Line Items]
Term of debt instrument	5 years	5 years
Line of credit, maximum capacity	$ 500,000,000	$ 500,000,000
Debt outstanding		$ 0	$ 0
Debt issuance costs	$ 2,500,000